Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of presentation [Abstract]
Subsidiaries in Consolidation
The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below:
Company Name	Country of Incorporation	Ownership Interest		Statements of Operations
		Direct	Indirect	2021	2020
Advent Technologies Inc.	USA	100%	—	01/01 – 12/31	01/01 – 12/31
Advent Technologies S.A.	Greece	100%	—	01/01 – 12/31	01/01 – 12/31
Advent Technologies LLC	USA	100%	—	02/19 – 12/31	—
Advent Technologies GmbH	Germany	100%	—	09/01 – 12/31	—
Advent Technologies A/S	Denmark	100%	—	09/01 – 12/31	—
Advent Green Energy Philippines, Inc	Philippines	—	100%	09/01 – 12/31	—